U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1. Name and address of issuer: Prudential Equity Fund, Inc., 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102-4077.

     2.      Name of each series or class of securities for which   this Form is
       filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                       [X]

     3.   Investment Company Act File Number: 811-3326
          Securities Act File Number: 2-75128

        4(a).Last   day   of   fiscal   year   for   which   this   notice    is
filed: December 31, 1997.

      (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.   Calculation of registration fee:


         (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f):               $5,163,729,553

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):                     $4,632,162,652
        iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
             11, 1995 that were not previously used


             to reduce registration fees payable to
             the Commission.                      $       0

        (iv)      Total available redemption credits
                [add items 5(ii) and 5(iii)].        $ 4,632,162,652

         (v)  Net sales - If item 5(i)is greater
             than Item 5 (iv) [subtract item 5(iv)
             from item 5(i).                       $ 531,566,901
        (vi)      Redemption credits available for use
                in future years.
                -if item 5(i)is less than item 5(iv)
                [subtract item 5(i)from item (5(iv)]    $

       (vii) Multiplier for determining registration
             fee. (See instruction C.9):        X   .000295

      (viii)    Registration fee due [multiply item
              5(v) by item 5 (vii)] enter "0" if
            no fee is due.                         =$156,812
      6.   Prepaid Shares

         If  the  response to item 5(i) was determined by          deducting  an
         amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted  here:            . If there is a number of  shares  or  other
         units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
         that number here:              .

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): +$

      8. Total amount of the registration fee due
         plus any interest due [line 5(viii) plus
         line 7]:                                    =$ 156,812

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 27, 1998

         Method of Delivery:

                     [x]  Wire Transfer
                     [ ]  Mail or other means




                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By    (Signature    and   Title)    /s/   Marguerite    E.H.    Morrison
Marguerite E.H. Morrison
                              Assistant Secretary


     Date: March 27, 1998





































wxd\24f-2\eqf\2-98\form